UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ---------------

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPH Asset Management LLC
           -------------------------------------
Address:   1111 Bagby Street, Suite 2350
           -------------------------------------
           Houston, Texas 77002
           -------------------------------------

Form 13F File Number: 028-14725
                      --------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Walker Moody
        -------------------------------------
Title:  Chief Operating Officer
        -------------------------------------
Phone:  713-333-7688
        -------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Walker Moody                        Houston, Texas                 8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $       38,768
                                         --------------
                                         (In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANADARKO PETE CORP           COM            032511107    3,221   48,655 SH       SOLE         0       48,655      0    0
ATWOOD OCEANICS INC          COM            050095108    1,940   51,266 SH       SOLE         0       51,266      0    0
BP PLC                       SPONSORED ADR  055622104    3,649   90,000 SH       SOLE         0       90,000      0    0
CHEVRON CORP NEW             COM            166764100    2,110   20,000 SH       SOLE         0       20,000      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    1,289   41,196 SH       SOLE         0       41,196      0    0
FORUM ENERGY TECHNOLOGIES IN COM            34984V100    5,769  293,000 SH       SOLE         0      293,000      0    0
HERCULES OFFSHORE INC        COM            427093109    1,949  550,641 SH       SOLE         0      550,641      0    0
KODIAK OIL & GAS CORP        COM            50015Q100    1,279  155,834 SH       SOLE         0      155,834      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100      648   16,082 SH       SOLE         0       16,082      0    0
MARATHON OIL CORP            COM            565849106      561   21,949 SH       SOLE         0       21,949      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    3,002   35,000 SH       SOLE         0       35,000      0    0
OIL STS INTL INC             COM            678026105    2,038   30,781 SH       SOLE         0       30,781      0    0
PDC ENERGIES INC             COM            69327R101    1,545   63,000 SH       SOLE         0       63,000      0    0
PIONEER NAT RES CO           COM            723787107    1,810   20,518 SH       SOLE         0       20,518      0    0
PLAINS EXPL& PRODTN CO       COM            726505100    2,814   80,000 SH       SOLE         0       80,000      0    0
QEP RES INC                  COM            74733V100    1,798   60,000 SH       SOLE         0       60,000      0    0
TSAKOS ENERGY NAVIGATION LTD SHS            G9108L108      405   83,185 SH       SOLE         0       83,185      0    0
U S SILICA HLDGS INC         COM            90346E103    2,023  179,703 SH       SOLE         0      179,703      0    0
WILLIAMS COS INC DEL         COM            969457100      918   31,837 SH       SOLE         0       31,837      0    0